Supplement Dated June 15, 2015
To The Prospectus Dated April 27, 2015

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective June 12, 2015, for the JNL/WMC Balanced Fund, please remove all references to Glen M. Goldman..

This Supplement is dated June 15, 2015.

Supplement Dated June 15, 2015
To The Statement of Additional Information
Dated April 27, 2015

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective June 12, 2015, for the JNL/WMC Balanced Fund, please remove all references to Glen M. Goldman..

This Supplement is dated June 15, 2015.